                                 AIM SMALL CAP
                               OPPORTUNITIES FUND


[AIM LOGO APPEARS HERE]         ANNUAL REPORT                      JULY 31, 1998

                          ----------------------------

                                 AIM SMALL CAP
                                OPPORTUNIES FUND

                           For shareholders who seek

                          long-term growth of capital

                          by investing in a portfolio

                            consisting primarily of

                           small-company stocks which

                          management believes involve

                            "special opportunities."

                          ----------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Opportunities Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o Investments that focus their portfolios in stocks of smaller companies may experience greater volatility than portfolios made up primarily of larger, more established companies.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance is no guarantee of comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Russell 2000 Index is generally representative of the performance of the stocks of small-capitalization companies.
o Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

         MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED
        BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR
       OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
          AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
                         OF PRINCIPAL AMOUNT INVESTED.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter





                   Dear Fellow Shareholder:

                   We are pleased to send you this first report for AIM Small
                   Cap Opportunities Fund. Your Fund began sales on June 29,
  [PHOTO OF        1998, during a period of uneven stock-market performance.
Charles T.         While large-cap stocks were rallying, small-cap stocks were
  Bauer,           declining. However, after several major indexes set records
Chairman of        on July 17, large-cap stocks also fell sharply amid concerns
the Board of       about slowing earnings growth, especially for larger
  THE FUND         companies. The malaise affecting nearly every segment of the
APPEARS HERE]      stock market extended into August, after the reporting period ended, as investors became concerned about the ongoing problems in Asia and the economic and political turmoil in Russia.
                       In the face of such uncertainty, the best course for
                   investors is to remain realistic and ready. Even accounting for the steep drop in equities in August, stocks still have the potential to produce respectable returns this year. The long bull market of the 1990s may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is close to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--REGISTERED TRADEMARK--.
    This transaction gives you, our shareholders, access to a greater variety of investment choices through the expanded lineup of AIM funds. A complete list of the funds now included in the AIM family appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
    The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals.

YOUR FUND MANAGERS COMMENT
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the period covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--REGISTERED TRADEMARK--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

DESPITE DIFFICULT MARKET ENVIRONMENT,
FUND OFF TO ENCOURAGING START

A roundtable discussion with the Fund management team for AIM Small Cap Opportunities Fund for the period ended July 31, 1998.
--------------------------------------------------------------------------------

Q. THE FUND DEBUTED DURING A DIFFICULT ENVIRONMENT FOR SMALL-CAP STOCKS. HOW DID THE FUND PERFORM?

A. The Fund commenced sales on June 29, 1998, in the midst of a declining market for small-cap stocks. Despite the difficult market environment, the Fund's net assets grew rapidly and stood at approximately $192 million at the end of the reporting period.
        The Fund employs an alternative investment strategy that can be adapted to rising or declining markets. This strategy is designed to cushion the Fund during a declining market. From inception through July 31, 1998, the Fund's cumulative total return was -2.40% for both Class A and B shares--significantly better than the -8.35% total return for the Russell 2000 Growth Index for the same period. We are using the Russell 2000 Growth Index as a benchmark because it tracks the stocks of companies expected to experience rapid earnings growth--the type of companies represented in the Fund's portfolio.

Q.  CAN YOU DESCRIBE THE FUND'S INVESTMENT STRATEGY?

A. The Fund can hold both long and short positions. Long positions consist of stocks that the Fund actually owns. Short positions constitute stocks that have been borrowed with the intention of selling them and purchasing them at a lower price. Short positions can comprise up to 25% of the Fund's net assets.
        We believe that earnings drive stock prices. The Fund endeavors to take advantage of earnings surprises and disappointments. When earnings are falling, we expect the Fund will have a greater number of short positions. When earnings are rising, we anticipate that we will have more long positions in the portfolio. As we are optimistic about the long-term prospects for small-cap stocks, we anticipate the Fund will generally have a "long" bias.
        The companies represented in the portfolio will reflect the market capitalization of those found in the Russell 2000 Index. We expect companies represented in the Fund will have a market-cap range between $50 million and $2.4 billion. The Fund will be at least 80% invested in the stocks of companies that we believe represent "special opportunities."

Q.  WHAT DO YOU MEAN BY THE TERM "SPECIAL OPPORTUNITIES?"

A.  Special opportunities can include:
    o Technological advances or discoveries. The Fund may invest in companies offering new or unique products or services that may create changes in consumer demand or consumption forecasts.
    o Changes in competitive outlook. Significant positive or negative changes in companies or industries, including changes in the scope or nature of foreign competition or development of emerging industries, may create a special opportunity.
    o Management changes. The Fund may invest in companies with significant changes in management policies or corporate structure.
    o Significant economic or political events. Changes in foreign and domestic import trends as well as revisions in tax laws or other regulations may create investment opportunities.
    o Other events. Natural disasters, favorable litigation settlements or major changes in demographic patterns can also create investment opportunities.

Q.  HOW CAN SHORT SELLING BENEFIT THE FUND?

A. With short sales, we seek to take advantage of an anticipated drop in the price

A SPECIAL NOTE ABOUT RISK

LEVERAGING AND SHORT SELLING, ALONG WITH OTHER HEDGING STRATEGIES, MAY PRESENT HIGHER RISKS, BUT ALSO OFFER THE POTENTIAL FOR GREATER REWARDS. SHORT SALES INVOLVE GREATER RISK IN THAT THEY RELY ON THE MANAGER'S ABILITY TO ACCURATELY ANTICIPATE THE FUTURE VALUE OF A SECURITY. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. THERE IS NO GUARANTEE THAT THE INVESTMENT STRATEGIES USED BY THE FUND'S MANAGERS WILL HELP INVESTORS ATTAIN THEIR GOALS. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT SPECIFIC INVESTMENT STRATEGIES AND RISKS.

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of July 31, 1998, based on net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                   TOP 10 INDUSTRIES                                   SHORT POSITIONS
------------------------------------------------------------------------------------------------------------------------------------
1. Shared Medical Systems Corp.   0.71%  1. Computers (Software & Services)           4.99%  1. Tenet Healthcare Corp.       (0.31%)
2. Legato Systems, Inc.           0.68   2. Retail (Specialty)                        4.06   2. Tektronix, Inc.              (0.27)
3. Microchip Technology Inc.      0.67   3. Retail (Specialty-Apparel)                1.98   3. Aetna Inc.                   (0.27)
4. Helen of Troy Ltd.             0.66   4. Banks (Regional)                          1.89   4. Lernout & Hauspie
5. Broadcom Corp.                 0.65   5. Electronics (Semiconductors)              1.87        Speech Products N.V.       (0.27)
6. Eagle Hardware & Garden        0.62   6. Health Care (Drugs-Generic & Other)       1.87   5. Cybercash, Inc.              (0.21)
7. Superior Consultant Holdings   0.60   7. Services (Data Processing)                1.64   6. Melita International Corp.   (0.19)
8. Concentra Managed Care         0.60   8. Services (Computer Systems)               1.64
9. Sanmina Corp.                  0.59   9. Health Care (Medical Products & Supply)   1.45
10. The Finish Line               0.57   10. Services (Advertising-Marketing)         1.44

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
====================================================================================================================================

    of an overvalued stock of a company whose earnings are decelerating.
    We sell the borrowed stock when we believe its price will fall, intending to purchase the same stock at an anticipated lower price. The strategy offers the potential for protection in a declining market, thereby reducing risk. A mixed portfolio of long and short positions can potentially produce lower volatility than an all-long portfolio.

Q.  WHAT OTHER INVESTMENT TECHNIQUES CAN THE FUND EMPLOY?

A. We also can use leveraging--borrowing money, typically to purchase additional securities. Leveraging may magnify changes in the Fund's net asset value. The Fund may leverage up to one-third of its net assets.
        We expect the Fund to close to new investors when it reaches $500 million in assets. When assets reach this point, leveraging will permit us to buy attractive stocks during market downturns without selling holdings already in the portfolio.

Q. DURING THE FUND'S BRIEF EXISTENCE, WHAT WERE SOME OF THE MAJOR THEMES IN THE STOCK MARKET?

A. When the Fund debuted, large-cap stocks were rallying while small-cap stocks were declining. In the uncertain environment created by the Asian economic crisis, particularly the worsening

STEERING THE FUND THROUGH ROUGH WATERS

The Fund has the flexibility to adjust the portfolio's long-short ratio in response to earnings trends. The combination may offer upside potential with downside protection.

================================================================================
When Earnings are Trending . . .               Hypothetical Porfolio Allocation
--------------------------------------------------------------------------------
Three hypothetical mountain charts             Pie chart 1       90% Long
showing upward earnings trend,                                   10% Short
sideways earnings trend, and                   Pie chart 2       75%-90% Long
downward earnings trend.                                         10%-25% Short
                                               Pie chart 3       75% Long
                                                                 25% Short
================================================================================


          See important fund and index disclosures inside front cover.

    situation in Japan, investors displayed a willingness to pay premium prices for the highly liquid stocks of the largest companies. In line with this trend, the Dow Jones Industrial Average (DJIA) climbed to new heights in mid-July while the Russell 2000 Index continued to decline from the record it set in April 1998. However, after a number of large companies reported disappointing earnings, both the DJIA and the Russell 2000 Index plummeted as the reporting period ended.

Q.  HOW DID YOU TAKE ADVANTAGE OF THESE MARKET TRENDS?

A. The market downturn provided us with an excellent opportunity to purchase the stocks of attractive companies at relatively low prices. The average earnings growth rate for companies represented in the portfolio was about 35%, considerably better than the single-digit growth rates for many large companies. Consequently, we are very optimistic about the long-term prospects for the holdings in the portfolio.

Q.  HOW WAS THE FUND POSITIONED?

A. By the end of the reporting period, the Fund was already about 44% invested in stocks. The Fund owned 151 stocks and had six short positions. About 33% of the Fund's stock holdings were in the consumer-cyclical and consumer-staples sectors. Technology stocks comprised about 23% of the portfolio while health-care and financial-company stocks formed about 13% and 12%, respectively. We don't expect the Fund's sector weightings to change drastically over the near term, as these are the primary growth sectors.
        Consumer-cyclical and consumer-staple companies are benefiting from a vibrant economy, nearly full employment, and rising wages. Technology companies are getting a boost from increasing demand for more powerful software, the need to reprogram older computers to recognize the year 2000, and growth of the internet as a means of communication, commerce, and entertainment. Health-care companies are benefiting from the increasing needs of an aging population while falling interest rates have been a plus for financial stocks.

Q.  WHAT ARE SOME OF THE FUND'S TOP HOLDINGS?

A. Stocks that we liked included Shared Medical Systems Corp., Legato Systems, Inc., Helen of Troy, Ltd., and Broadcom Corp. Shared Medical Systems Corp. is the nation's second-largest health-care information and services provider while Legato Systems, Inc., develops and supports network storage management software products that back up and protect data across corporate computer networks. Helen of Troy Ltd. is a producer and marketer of personal-care products while Broadcom Corp. manufactures chips for high-speed data transmission over cable lines.

Q.  WHAT IS YOUR OUTLOOK?

A. In the U.S., we believe the economic conditions are favorable for stocks. Inflation remains low, and the economy is growing at a reasonable pace. However, the ongoing problems in Asia and Russia could periodically continue to have an unsettling effect on the stock market.
        Despite the current market preference for large-cap equities, we remain optimistic about small-cap stocks. Relative to large-cap stocks, the valuations of small-cap stocks are compelling. And while profits for the largest companies appear to be gravitating toward the single-digit level, profits continue to be robust for smaller companies as a group. We believe if this trend continues small-cap stocks could become more attractive to investors.

Two Ways to Catch the Earnings Wave

The left side of the curve shows where we seek to buy as a company's earnings accelerate. As earnings decelerate, we will sell short to potentially profit as the stock price falls.

================================================================================
We Seek to Buy When a                   We Seek to Sell Short When a
Company's Earnings Go Up                Company's Earnings Go Down
--------------------------------------------------------------------------------
An illustration of two curves labeled to show when AIM buys--Earning Surprise-- and when AIM sells--Earnings Disappointment.
================================================================================

The purpose of this chart is solely to illustrate the AIM growth-oriented equity investment process and is not intended to be indicative of the performance of any security within any AIM fund.

SCHEDULE OF INVESTMENTS

July 31, 1998

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS-44.21%

AEROSPACE/DEFENSE-0.35%

AAR Corp.                                26,700   $    675,844
--------------------------------------------------------------

AIR FREIGHT-0.01%

Eagle USA Airfreight, Inc.(a)               600         16,650
--------------------------------------------------------------

AIRLINES-0.46%

ASA Holdings, Inc.                        5,800        246,500
--------------------------------------------------------------
Atlantic Coast Airlines
  Holdings(a)                               400         10,550
--------------------------------------------------------------
COMAIR Holdings, Inc.                    20,000        631,250
--------------------------------------------------------------
                                                       888,300
--------------------------------------------------------------

BANKS (REGIONAL)-1.89%

Bank United Corp.-Class A                17,000        758,625
--------------------------------------------------------------
First Virginia Banks, Inc.               11,000        604,313
--------------------------------------------------------------
Golden State Bancorp, Inc.(a)            25,000        689,063
--------------------------------------------------------------
Southwest Bancorporation of Texas,
  Inc.(a)                                50,000        893,750
--------------------------------------------------------------
Sterling Bancshares, Inc.                45,000        675,000
--------------------------------------------------------------
                                                     3,620,751
--------------------------------------------------------------

BIOTECHNOLOGY-0.10%

ICON plc-ADR(a) (United Kingdom)          5,900        184,375
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.57%

Citadel Communications Corp.(a)          12,500        275,000
--------------------------------------------------------------
Heftel Broadcasting Corp.(a)             20,000        815,000
--------------------------------------------------------------
                                                     1,090,000
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.02%

OM Group, Inc.                            1,000         37,063
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Anixter International, Inc.(a)            1,000         18,188
--------------------------------------------------------------
Comverse Technology, Inc.(a)             14,000        714,875
--------------------------------------------------------------
Dycom Industries, Inc.(a)                13,300        457,188
--------------------------------------------------------------
                                                     1,190,251
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.59%

IDX Systems Corp.(a)                     20,000        992,500
--------------------------------------------------------------
Splash Technology Holdings,
  Inc.(a)                                 5,900        134,594
--------------------------------------------------------------
                                                     1,127,094
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.65%

Broadcom Corp.(a)                        20,000      1,255,000
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.78%

MICROS Systems, Inc.(a)                  27,100      1,016,250
--------------------------------------------------------------
SMART Modular Technologies,
  Inc.(a)                                25,000        478,125
--------------------------------------------------------------
                                                     1,494,375
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.95%

Aspect Development, Inc.(a)                 300         18,300
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Aspen Technology, Inc.(a)                 1,700   $     45,050
--------------------------------------------------------------
AVT Corp.(a)                             40,800        933,300
--------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                               57,100        849,363
--------------------------------------------------------------
Computer Management Sciences,
  Inc.(a)                                 7,800        189,150
--------------------------------------------------------------
Concord Communications, Inc.                100          3,450
--------------------------------------------------------------
Concord EFS, Inc.(a)                     30,000        735,000
--------------------------------------------------------------
Datastream Systems, Inc.(a)              12,700        198,438
--------------------------------------------------------------
HNC Software, Inc.(a)                    20,000        821,250
--------------------------------------------------------------
Jack Henry & Associates, Inc.            20,000        811,250
--------------------------------------------------------------
Learning Company, Inc. (The)(a)          30,000        798,750
--------------------------------------------------------------
Legato Systems, Inc.(a)                  30,000      1,305,000
--------------------------------------------------------------
QRS Corp.(a)                             14,300        450,450
--------------------------------------------------------------
QuadraMed Corp.(a)                       35,700      1,044,225
--------------------------------------------------------------
Rational Software Corp.(a)               65,000      1,072,500
--------------------------------------------------------------
Secure Computing Corp.(a)                17,300        211,925
--------------------------------------------------------------
                                                     9,487,401
--------------------------------------------------------------

CONSUMER FINANCE-0.01%

AmeriCredit Corp.(a)                        600         20,250
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.09%

Patterson Dental Co.(a)                   5,000        181,250
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.69%

Oak Industries, Inc.(a)                   4,800        178,200
--------------------------------------------------------------
Sanmina Corp.(a)                         25,000      1,140,625
--------------------------------------------------------------
                                                     1,318,825
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.87%

Applied Micro Circuits Corp.(a)          25,000        567,188
--------------------------------------------------------------
Artisan Components, Inc.(a)              35,000        450,625
--------------------------------------------------------------
Dallas Semiconductor Corp.                  200          6,425
--------------------------------------------------------------
Level One Communications, Inc.(a)        20,400        453,900
--------------------------------------------------------------
Micrel, Inc.(a)                          15,000        450,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            41,900      1,284,497
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                         500         20,438
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)           11,000        361,625
--------------------------------------------------------------
                                                     3,594,698
--------------------------------------------------------------

ENTERTAINMENT-0.36%

SFX Entertainment, Inc.-Class A(a)       16,000        688,000
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.55%

NCO Group, Inc.(a)                       50,000      1,056,250
--------------------------------------------------------------

FOODS-0.27%

American Italian Pasta Co.-Class
  A(a)                                      200          6,900
--------------------------------------------------------------
Earthgrains Co. (The)                    15,000        513,750
--------------------------------------------------------------
                                                       520,650
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FOOTWEAR-0.54%

Stride Rite Corp.                        18,300   $    221,888
--------------------------------------------------------------
Wolverine World Wide, Inc.               50,000        812,500
--------------------------------------------------------------
                                                     1,034,388
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.87%

Alpharma, Inc.-Class A                   40,000        990,000
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            36,000        927,000
--------------------------------------------------------------
Jones Pharma, Inc.                       30,000        954,375
--------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                   20,000        715,000
--------------------------------------------------------------
                                                     3,586,375
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.06%

Concentra Managed Care, Inc.(a)          50,000      1,150,000
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         12,000        882,375
--------------------------------------------------------------
                                                     2,032,375
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.98%

Hooper Holmes, Inc.                      35,000        700,000
--------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                               30,000      1,155,000
--------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                                 1,000         18,875
--------------------------------------------------------------
                                                     1,873,875
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.45%

Henry Schein, Inc.(a)                    21,000      1,010,625
--------------------------------------------------------------
Hologic, Inc.(a)                         15,100        250,094
--------------------------------------------------------------
MiniMed, Inc.(a)                         20,400      1,035,300
--------------------------------------------------------------
ResMed, Inc.(a)                             500         22,437
--------------------------------------------------------------
VISX, Inc.(a)                             7,500        468,750
--------------------------------------------------------------
                                                     2,787,206
--------------------------------------------------------------

HOMEBUILDING-0.32%

American Homestar Corp.(a)               30,800        604,450
--------------------------------------------------------------

HOUSEWARES-1.01%

Helen of Troy Ltd.(a)                    55,600      1,257,950
--------------------------------------------------------------
Windmere-Durable Holdings Inc.(a)        25,000        684,375
--------------------------------------------------------------
                                                     1,942,325
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.01%

Penn Treaty American Corp.(a)               600         16,950
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.79%

EVEREN Capital Corp.                     31,000        862,187
--------------------------------------------------------------
Hambrecht & Quist Group                  20,700        657,225
--------------------------------------------------------------
                                                     1,519,412
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.01%

Knight/Trimark Group, Inc.(a)               700         12,075
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.39%

Bally Total Fitness Holding
  Corp.(a)                               30,000        744,375
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.35%

Applied Power, Inc.-Class A              20,000        662,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
MANUFACTURING (SPECIALIZED)-0.37%

Zebra Technologies Corp.(a)              22,000   $    713,625
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.43%

Mail-Well, Inc.(a)                       45,000        832,500
--------------------------------------------------------------

PERSONAL CARE-0.51%

Twinlab Corp.(a)                         23,500        975,250
--------------------------------------------------------------

PUBLISHING-0.25%

IDG Books Worldwide, Inc.(a)             30,300        484,800
--------------------------------------------------------------

RESTAURANTS-1.30%

Apple South, Inc.                        20,000        250,000
--------------------------------------------------------------
CEC Entertainment, Inc.(a)               10,000        267,500
--------------------------------------------------------------
CKE Restaurants, Inc.                    25,000        934,375
--------------------------------------------------------------
Papa John's International, Inc.(a)       30,000      1,038,750
--------------------------------------------------------------
                                                     2,490,625
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.62%

Eagle Hardware & Garden, Inc.(a)         55,000      1,182,500
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.29%

Rex Stores Corp.(a)                      50,000        565,625
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.76%

Ames Department Stores, Inc.(a)          25,000        534,375
--------------------------------------------------------------
99 Cents Only Stores(a)                  22,500        922,500
--------------------------------------------------------------
                                                     1,456,875
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.00%

DM Management Co.(a)                        400          7,350
--------------------------------------------------------------

RETAIL (SPECIALTY)-4.06%

Finish Line, Inc. (The)-Class A(a)       50,700      1,096,387
--------------------------------------------------------------
Footstar, Inc.(a)                        12,600        466,988
--------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)           5,000        173,750
--------------------------------------------------------------
Just for Feet, Inc.(a)                   24,100        557,312
--------------------------------------------------------------
Linens 'n Things, Inc.(a)                30,000        843,750
--------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)           50,000        850,000
--------------------------------------------------------------
Michaels Stores, Inc.(a)                    500         16,375
--------------------------------------------------------------
Musicland Stores Corp.(a)                36,300        537,694
--------------------------------------------------------------
O'Reilly Automotive, Inc.(a)             30,000      1,061,250
--------------------------------------------------------------
Party City Corp.(a)                         600         13,575
--------------------------------------------------------------
Pier 1 Imports, Inc.                     63,000        980,437
--------------------------------------------------------------
Renters Choice, Inc.(a)                  12,700        328,613
--------------------------------------------------------------
Sunglass Hut International,
  Inc.(a)                                 1,700         13,600
--------------------------------------------------------------
Trans World Entertainment Corp.(a)          500         19,687
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 25,000        826,562
--------------------------------------------------------------
                                                     7,785,980
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.98%

Abercrombie & Fitch Co.-Class A(a)        7,900        366,856
--------------------------------------------------------------
AnnTaylor Stores Corp.(a)                20,200        425,462
--------------------------------------------------------------
Buckle, Inc. (The)(a)                    34,200        825,075
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

Chico's Fas, Inc.(a)                     25,000   $    362,500
--------------------------------------------------------------
Goody's Family Clothing, Inc.(a)         29,900        773,662
--------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)           23,600        746,350
--------------------------------------------------------------
Pacific Sunwear of California,
  Inc.(a)                                10,000        295,000
--------------------------------------------------------------
                                                     3,794,905
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.44%

Abacus Direct Corp.(a)                   15,400        662,200
--------------------------------------------------------------
Acxiom Corp.(a)                             400          9,150
--------------------------------------------------------------
ADVO, Inc.(a)                             5,500        169,812
--------------------------------------------------------------
Catalina Marketing Corp.(a)               5,000        246,875
--------------------------------------------------------------
Healthworld Corp.(a)                     30,000        465,000
--------------------------------------------------------------
Lamar Advertising Co.(a)                 25,000        951,562
--------------------------------------------------------------
Metris Companies Inc.                       300         22,200
--------------------------------------------------------------
Professional Detailing, Inc.(a)          10,000        230,000
--------------------------------------------------------------
                                                     2,756,799
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.04%

ABR Information Services, Inc.(a)        25,000        437,500
--------------------------------------------------------------
Cerner Corp.(a)                             700         19,862
--------------------------------------------------------------
G & K Services, Inc.-Class A             10,000        497,500
--------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(a)                        25,000        746,875
--------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)         10,000        283,750
--------------------------------------------------------------
                                                     1,985,487
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.64%

Insight Enterprises, Inc.(a)             20,000        965,000
--------------------------------------------------------------
InterVoice, Inc.(a)                       1,900         35,269
--------------------------------------------------------------
Leasing Solutions, Inc.(a)               25,600        795,200
--------------------------------------------------------------
Shared Medical Systems Corp.             20,000      1,357,500
--------------------------------------------------------------
                                                     3,152,969
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.64%

CSG Systems International, Inc.(a)       23,000        983,250
--------------------------------------------------------------
FactSet Research Systems, Inc.(a)        20,000        735,000
--------------------------------------------------------------
MedQuist, Inc.(a)                        30,000        693,750
--------------------------------------------------------------
National Data Corp.                      18,000        741,375
--------------------------------------------------------------
                                                     3,153,375
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.34%

Labor Ready, Inc.(a)                     20,400        650,250
--------------------------------------------------------------
On Assignment, Inc.(a)                      100          3,587
--------------------------------------------------------------
                                                       653,837
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.41%

Cornell Corrections, Inc.(a)             30,000        461,250
--------------------------------------------------------------
Tetra Tech, Inc.(a)                      15,000        322,500
--------------------------------------------------------------
                                                       783,750
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SPECIALTY PRINTING-0.01%

Consolidated Graphics, Inc.(a)              400   $     23,525
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.43%

Amdocs Limited(a)                        17,300        236,794
--------------------------------------------------------------
International Telecommunication Data Systems,
  Inc.(a)                                20,000        588,750
--------------------------------------------------------------
                                                       825,544
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.55%

ITC DeltaCom, Inc.(a)                    22,000      1,050,500
--------------------------------------------------------------

TELEPHONE-0.36%

GeoTel Communications Corp.(a)           15,500        689,750
--------------------------------------------------------------

TEXTILES (APPAREL)-0.76%

Nautica Enterprises, Inc.(a)             13,800        355,782
--------------------------------------------------------------
Quicksilver, Inc.(a)                     30,100        538,037
--------------------------------------------------------------
Russell Corp.                            17,400        568,762
--------------------------------------------------------------
                                                     1,462,581
--------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.32%

Mohawk Industries, Inc.(a)               20,000        622,500
--------------------------------------------------------------

WIRELESS EQUIPMENT-0.27%

Carrier Access Corp.                     32,000        516,000
--------------------------------------------------------------

WASTE MANAGEMENT-0.82%

American Disposal Services,
  Inc.(a)                                20,000        767,500
--------------------------------------------------------------
KTI, Inc.(a)                             33,800        811,200
--------------------------------------------------------------
                                                     1,578,700
--------------------------------------------------------------
    Total Common Stocks (Cost $88,796,847)          84,808,685
--------------------------------------------------------------

OPTIONS PURCHASED-0.08%

COMMUNICATIONS EQUIPMENT-0.04%

Ciena, Corp.-Sept. 90 calls              77,500         70,234
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.04%

America Online Inc.-Aug. 120 calls       10,000         73,125
--------------------------------------------------------------
Yahoo!, Inc.-Aug. 185 calls                 300          3,300
--------------------------------------------------------------
                                                        76,425
--------------------------------------------------------------
    Total Options Purchased (Cost
      $243,882)                                        146,659
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
U.S. TREASURY SECURITIES-36.32%

U.S. TREASURY BILLS-36.32%(b)

  4.835%, 09/24/98(c)               $51,565,000     51,195,816
--------------------------------------------------------------
  4.862%, 09/24/98(c)                18,605,000     18,482,951
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $69,668,674)                            69,678,767
--------------------------------------------------------------
    Total Investments, Excluding
      Repurchase Agreements (Cost
      $158,709,403)                                154,634,111
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENTS-28.02%(d)

Dean Witter Reynolds, Inc., 5.67%,
  08/03/98(e)                       $25,000,000   $ 25,000,000
--------------------------------------------------------------

Goldman, Sachs & Co., 5.66%,
  08/03/98(f)                        28,740,077     28,740,077
--------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $53,740,077)                            53,740,077
--------------------------------------------------------------
TOTAL INVESTMENTS-108.63%                          208,374,188
--------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(8.63)%              (16,550,005)
--------------------------------------------------------------
NET ASSETS-100.00%                                $191,824,183
==============================================================

SECURITIES SOLD SHORT

July 31, 1998

                                    SHARES
                                     SOLD       MARKET
SECURITIES SOLD SHORT(g)            SHORT       VALUE
------------------------            ------    ----------
Aetna, Inc.                          7,500    $  519,844
Cybercash, Inc.                     35,000       395,937
Lernout & Hauspie Speech Products
  N.V.                              10,000       516,250
Melita International Corp.          30,000       361,875
Tektronix, Inc.                     19,000       520,125
Tenet Healthcare Corp.              20,000       598,750
                                              ----------
                                              $2,912,781
                                              ----------

Notes to Schedule of Investments:

(a) Non-income producing securities.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 07/31/98, with a maturing value of $300,141,750. Collateralized by $306,718,000 U.S. Treasury obligations 0% to 8.00% due 08/06/98 to 06/15/44 with an aggregate market value at 07/31/98 of $306,000,958.
(f) Joint repurchase agreement entered into 07/31/98, with a maturing value of $800,377,333. Collateralized by $657,534,000 U.S. Treasury obligations 0% to 14.25% due 10/31/98 to 02/15/27 with an aggregate market value at 07/31/98 of $816,817,098.
(g) Collateral on short sales was segregated by the Fund in the amount of $4,423,077 which represents 152% of market value.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1998

ASSETS:

Investments, excluding repurchase
  agreements, at market value (cost
  $158,709,403)                              $154,634,111
---------------------------------------------------------
Repurchase agreements                          53,740,077
---------------------------------------------------------
Cash                                            1,443,012
---------------------------------------------------------
Receivables for:
  Investments sold                                254,792
---------------------------------------------------------
  Investments sold short                        2,979,830
---------------------------------------------------------
  Fund shares sold                              6,763,892
---------------------------------------------------------
  Dividends and interest                           13,581
---------------------------------------------------------
Investment for deferred compensation plan             751
---------------------------------------------------------
Other assets                                       26,129
---------------------------------------------------------
    Total assets                              219,856,175
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        22,943,225
---------------------------------------------------------
  Fund shares reacquired                          572,146
---------------------------------------------------------
  Options written                                  70,781
---------------------------------------------------------
  Deferred compensation plan                          751
---------------------------------------------------------
  Variation margin                              1,374,450
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $2,979,830)              2,912,781
---------------------------------------------------------
Accrued advisory fees                              86,671
---------------------------------------------------------
Accrued administrative services fees                3,400
---------------------------------------------------------
Accrued distribution fees                          54,253
---------------------------------------------------------
Accrued trustees' fees                                842
---------------------------------------------------------
Accrued transfer agent fees                        10,291
---------------------------------------------------------
Accrued operating expenses                          2,401
---------------------------------------------------------
    Total liabilities                          28,031,992
---------------------------------------------------------
Net assets applicable to shares outstanding  $191,824,183
=========================================================

NET ASSETS:

Class A                                      $107,539,648
=========================================================
Class B                                      $ 84,284,535
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                        11,018,174
=========================================================
Class B                                         8,638,461
=========================================================
Class A:

  Net asset value and redemption price per
    share                                    $       9.76
=========================================================
  Offering price per share:
    (Net asset value of $9.76 divided by
       94.50%)                               $      10.33
=========================================================
Class B:

  Net asset value and offering price per
    share                                    $       9.76
=========================================================

STATEMENT OF OPERATIONS

For the period June 29, 1998
(date operations commenced)
through July 31, 1998

INVESTMENT INCOME:

Interest                                      $   306,109
---------------------------------------------------------
Dividends                                           4,870
---------------------------------------------------------
    Total investment income                       310,979
---------------------------------------------------------

EXPENSES:

Advisory fees                                      86,671
---------------------------------------------------------
Administrative services fees                        3,400
---------------------------------------------------------
Custodian fees                                        528
---------------------------------------------------------
Transfer agent fees-Class A                         5,743
---------------------------------------------------------
Transfer agent fees-Class B                         6,496
---------------------------------------------------------
Trustees' fees                                      2,618
---------------------------------------------------------
Distribution fees-Class A                          17,437
---------------------------------------------------------
Distribution fees-Class B                          36,852
---------------------------------------------------------
Other                                               4,248
---------------------------------------------------------
    Total expenses                                163,993
---------------------------------------------------------
Less: Expenses paid indirectly                     (1,563)
---------------------------------------------------------
    Net expenses                                  162,430
---------------------------------------------------------
Net investment income                             148,549
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, SECURITIES SOLD SHORT, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,182,721
---------------------------------------------------------
  Option contracts purchased                       34,658
---------------------------------------------------------
                                                1,217,379
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        (4,075,292)
---------------------------------------------------------
  Securities sold short                            67,049
---------------------------------------------------------
  Futures contracts                            (3,348,202)
---------------------------------------------------------
  Option contracts written                         64,440
---------------------------------------------------------
                                               (7,292,005)
---------------------------------------------------------
    Net gain (loss) from investment
       securities, securities sold short,
       futures and option contracts            (6,074,626)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(5,926,077)
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD JUNE 29, 1998 (DATE OPERATIONS COMMENCED) THROUGH JULY 31, 1998

OPERATIONS:

  Net investment income                                       $    148,549
--------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts purchased                                          1,217,379
--------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts written                                           (7,292,005)
--------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (5,926,077)
--------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      110,724,862
--------------------------------------------------------------------------
  Class B                                                       86,925,398
--------------------------------------------------------------------------
    Net increase in net assets                                 191,724,183
--------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                              100,000
--------------------------------------------------------------------------
  End of period                                               $191,824,183
==========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $197,747,885
--------------------------------------------------------------------------
  Undistributed net investment income                              150,924
--------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, securities sold short, futures and option
    contracts purchased                                          1,217,379
--------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts written                                           (7,292,005)
--------------------------------------------------------------------------
                                                              $191,824,183
==========================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of one investment portfolio. The Fund commenced operations on June 29, 1998. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Accounting for Securities Sold Short -- When the Fund sells common stock short, an amount equal to the proceeds of the sale is recorded as an asset. This asset is offset by a liability

   (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund is required to segregate cash or securities as collateral to secure its obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The amount of the Fund's net assets that will at any time be segregated as collateral deposits will not exceed 25%.
C. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On July 31, 1998, $2,375 was reclassified from undistributed net investment income to paid in capital. The reclassification was made in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net Assets of the Fund were unaffected by the reclassification discussed above.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
     The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund.
     The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
G. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
H. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 1% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period June 29, 1998 (date operations commenced) through July 31, 1998, AIM was reimbursed $3,400 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency shareholder services to the Fund. During the period June 29, 1998 (date operations commenced) through July 31, 1998, AFS was paid $12,969 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. As of July 31, 1998, Class C shares are not currently available. During the period June 29, 1998 (date operations commenced) through July 31, 1998, the Class A and Class B shares paid AIM Distributors $17,437 and $36,852, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $626,915 from sales of the Class A shares of the Fund during the period June 29, 1998 (date operations commenced) through July 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-INDIRECT EXPENSES

During the period June 29, 1998 (date operations commenced) through July 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $69 and $1,494, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,563 during the period June 29, 1998 (date operations commenced) through July 31, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period June 29, 1998 (date operations commenced) through July 31, 1998 was $91,439,138 and $3,825,012, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of July 31, 1998 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                       $ 1,263,811
---------------------------------------------------------
  Securities sold short                            79,716
---------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                        (5,340,929)
---------------------------------------------------------
  Securities sold short                           (12,667)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                    $(4,010,069)
=========================================================

Cost of investments for tax purposes is $158,711,229.
Proceeds from securities sold short for tax purposes is $2,979,830.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the period June 29, 1998 (date operations commenced) through July 31, 1998 were as follows:

                                                JULY 31, 1998
                                          -------------------------
                                            SHARES        AMOUNT
                                          ----------   ------------
Sold:
  Class A                                 11,173,989   $112,285,297
-------------------------------------------------------------------
  Class B                                  8,700,960     87,549,103
-------------------------------------------------------------------
Reacquired:
  Class A                                   (155,815)    (1,560,435)
-------------------------------------------------------------------
  Class B                                    (62,499)      (623,705)
-------------------------------------------------------------------
                                          19,656,635   $197,650,260
===================================================================

NOTE 7-FUTURES CONTRACTS

On July 31, 1998, $3,294,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at July 31, 1998 were as follows:

                                                      UNREALIZED
                 NO. OF                              APPRECIATION
   CONTRACT     CONTRACTS    MONTH     COMMITMENT   (DEPRECIATION)
   --------     ---------    -----     ----------   --------------
S&P 500 Index      238       Sept.        Buy        $(3,348,202)
------------------------------------------------------------------

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the period June 29, 1998 (date operations commenced) through July 31, 1998 are summarized as follows:

                                       CALL OPTION CONTRACTS
                                       ----------------------
                                       NUMBER OF    PREMIUMS
                                       CONTRACTS    RECEIVED
                                       ----------   ---------
Beginning of period                         --       $    --
-------------------------------------------------------------
Written                                    775        71,774
-------------------------------------------------------------
Closed                                      --            --
-------------------------------------------------------------
Expired                                     --            --
-------------------------------------------------------------
End of period                              775       $71,774
-------------------------------------------------------------

Open call option contracts written at July 31, 1998 are summarized as follows:

                                                                  JULY 31,
                                                                    1998
                       CONTRACT   STRIKE   NUMBER OF   PREMIUM     MARKET       UNREALIZED
        ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED     VALUE      APPRECIATION
        -----          --------   ------   ---------   --------   ---------   --------------
Tellabs, Inc.            Aug.       90        775      $71,774     $14,531       $57,243
--------------------------------------------------------------------------------------------

NOTE 9-PUT OPTION CONTRACTS

Transactions in put options contracts written during the period June 29, 1998 (date operations commenced) through July 31, 1998 are summarized as follows:

                                       PUT OPTION CONTRACTS
                                       --------------------
                                       NUMBER OF   PREMIUMS
                                       CONTRACTS   RECEIVED
                                       ---------   --------
Beginning of period                        --      $    --
-----------------------------------------------------------
Written                                   100       63,448
-----------------------------------------------------------
End of period                             100      $63,448
-----------------------------------------------------------

Open put option contracts written at July 31, 1998 were as follows:

                                                                  JULY 31,
                                                                    1998
                       CONTRACT   STRIKE   NUMBER OF   PREMIUM     MARKET      UNREALIZED
        ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
        -----          --------   ------   ---------   --------   ---------   ------------
S&P 500 Index            Aug.      1040       100      $63,448     $56,251       $7,197
------------------------------------------------------------------------------------------

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B outstanding during the period June 29, 1998 (date operations commenced) through July 31, 1998.

                                                              CLASS A     CLASS B
                                                              --------    -------
Net asset value, beginning of period                          $  10.00    $ 10.00
------------------------------------------------------------  --------    -------
Income from investment operations:
  Net investment income                                           0.02(a)    0.01(a)
------------------------------------------------------------  --------    -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.26)     (0.25)
------------------------------------------------------------  --------    -------
    Total from investment operations                             (0.24)     (0.24)
------------------------------------------------------------  --------    -------
Net asset value, end of period                                $   9.76    $  9.76
============================================================  ========    =======
Total return(b)                                                  (2.40)%    (2.40)%
============================================================  ========    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $107,540    $84,285
============================================================  ========    =======
Ratio of expenses to average net assets                           1.59%(c)    2.30%(c)
============================================================  ========    =======
Ratio of net investment income to average net assets              2.00%(c)    1.29%(c)
============================================================  ========    =======
Portfolio turnover rate                                             13%        13%
============================================================  ========    =======

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $55,102,897 and $40,760,109 for Class A and Class B shares, respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Small Cap Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Small Cap Opportunities Fund (a series of AIM Special Opportunities Funds) including the schedule of investments, as of July 31, 1998, and the related statement of operations, changes in net assets, and financial highlights for the period June 29, 1998 (date operations commenced) through July 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIM Small Cap Opportunities Fund as of July 31, 1998, the results of its operations, changes in its net assets and financial highlights for the period June 29, 1998 (date operations commenced) through July 31, 1998, in conformity with generally accepted accounting principles.

                                                   KPMG Peat Marwick LLP

September 4, 1998
Houston, Texas

                                                             Trustees & Officers


BOARD OF TRUSTEES                                OFFICERS                                      OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                              11 Greenway Plaza
Chairman                                         Chairman                                      Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                                     INVESTMENT ADVISOR
Director
ACE Limited;                                     John J. Arthur                                A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Treasurer           11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                               Carol F. Relihan                              Houston, TX 77046
                                                 Senior Vice President and Secretary
Owen Daly II                                                                                   TRANSFER AGENT
Director                                         Gary T. Crum
Cortland Trust Inc.                              Senior Vice President                         A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                               Jonathan C. Schoolar                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Senior Vice President
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and         Dana R. Sutton
President, Mercantile Bankshares                 Vice President and Assistant Treasurer        State Street Bank
                                                                                               and Trust Company
Jack Fields                                      Melville B. Cox                               225 Franklin Street
Chief Executive Officer                          Vice President                                Boston, MA 02111
Texana Global, Inc.;
Formerly Member                                  Renee A. Friedli                              COUNSEL TO THE FUND
of the U.S. House of Representatives             Assistant Secretary
                                                                                               Ballard Spahr
Carl Frischling                                  P. Michelle Grace                             Andrews & Ingersoll, LLP
Partner                                          Assistant Secretary                           1735 Market Street
Kramer, Levin, Naftalis & Frankel                                                              Philadelphia, PA 19103
                                                 Jeffrey H. Kupor
Robert H. Graham                                 Assistant Secretary                           COUNSEL TO THE TRUSTEES
President and Chief Executive Officer
A I M Management Group Inc.                      Nancy L. Martin                               Kramer, Levin, Naftalis & Frankel
                                                 Assistant Secretary                           919 Third Avenue
Lewis F. Pennock                                                                               New York, NY 10022
Attorney                                         Ofelia M. Mayo
                                                 Assistant Secretary                           DISTRIBUTOR
Ian W. Robinson
Consultant; Formerly Executive                   Lisa A. Moss                                  A I M Distributors, Inc.
Vice President and                               Assistant Secretary                           11 Greenway Plaza
Chief Financial Officer                                                                        Suite 100
Bell Atlantic Management                         Kathleen J. Pflueger                          Houston, TX 77046
Services, Inc.                                   Assistant Secretary
                                                                                               AUDITOR
Louis S. Sklar                                   Samuel D. Sirko
Executive Vice President                         Assistant Secretary                           KPMG Peat Marwick LLP
Hines Interests                                                                                700 Louisiana
Limited Partnership                              Stephen I. Winer                              NationsBank Building
                                                 Assistant Secretary                           Houston, TX 77002

                                                 Mary J. Benson
                                                 Assistant Treasurer


                            HOW AIM MAKES INVESTING
                                  EASY FOR YOU


o INVESTMENT MINIMUMS. You can get your investment program started for $10,000. Subsequent investments can be made for only $1,000.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $1,000 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--REGISTERED TRADEMARK--. The exchange privilege may be modified or discontinued for any of the AIM Funds.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering or forgery.

                              --------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                              --------------------

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--


                              GROWTH FUNDS                              INTERNATIONAL GROWTH FUNDS

                              AIM Aggressive Growth Fund(1)             AIM Advisor International Value Fund
                              AIM Blue Chip Fund                        AIM Asian Growth Fund
                              AIM Capital Development Fund              AIM Developing Markets Fund(2)
                              AIM Constellation Fund                    AIM Emerging Markets Fund(2)
                              AIM Mid Cap Equity Fund(2), (A)           AIM Europe Growth Fund(2)
                              AIM Select Growth Fund(3)                 AIM European Development Fund
       [PHOTO OF              AIM Small Cap Growth Fund(2), (B)         AIM International Equity Fund
   11 GREENWAY PLAZA          AIM Small Cap Opportunities Fund          AIM International Growth Fund(2)
     APPEARS HERE]            AIM Value Fund                            AIM Japan Growth Fund(2)
                              AIM Weingarten Fund                       AIM Latin American Growth Fund(2)
                                                                        AIM New Pacific Growth Fund(2)
                              GROWTH & INCOME FUNDS
                                                                        GLOBAL GROWTH FUNDS
                              AIM Advisor Flex Fund
                              AIM Advisor Large Cap Value Fund          AIM Global Aggressive Growth Fund
                              AIM Advisor MultiFlex Fund                AIM Global Growth Fund
                              AIM Advisor Real Estate Fund              AIM Worldwide Growth Fund(2)
                              AIM Balanced Fund
                              AIM Basic Value Fund(2), (C)              GLOBAL GROWTH & INCOME FUNDS
                              AIM Charter Fund
                                                                        AIM Global Growth & Income Fund(2)
                              INCOME FUNDS                              AIM Global Utilities Fund

                              AIM Floating Rate Fund(2)                 GLOBAL INCOME FUNDS
                              AIM High Yield Fund
                              AIM Income Fund                           AIM Emerging Markets Debt Fund(2), (D)
                              AIM Intermediate Government Fund          AIM Global Government Income Fund(2)
                              AIM Limited Maturity Treasury Fund        AIM Global Income Fund
                                                                        AIM Strategic Income Fund(2)
                              TAX-FREE INCOME FUNDS
                                                                        THEME FUNDS
                              AIM High Income Municipal Fund
                              AIM Municipal Bond Fund                   AIM Global Consumer Products and Services Fund(2)
                              AIM Tax-Exempt Bond Fund of Connecticut   AIM Global Financial Services Fund(2)
                              AIM Tax-Free Intermediate Fund            AIM Global Health Care Fund(2)
                                                                        AIM Global Infrastructure Fund(2)
                              MONEY MARKET FUNDS                        AIM Global Resources Fund(2)
                                                                        AIM Global Telecommunications Fund(2)
                              AIM Dollar Fund(2)                        AIM Global Trends Fund(2), (E)
                              AIM Money Market Fund
                              AIM Tax-Exempt Cash Fund


(1) Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, AIM Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

AIM Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

INVEST WITH DISCIPLINE--Registered Trademark--